SEGMENT REPORTING - Revenues generated in domestic and overseas markets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues generated in domestic and overseas markets
Total revenue	¥ 8,315,844	$ 1,171,262	¥ 7,744,072	¥ 11,425,836
Operating segment
Revenues generated in domestic and overseas markets
Total revenue	8,315,844	1,171,262	7,744,072	11,425,836
Operating segment | PRC
Revenues generated in domestic and overseas markets
Total revenue	7,369,331	1,037,948	6,827,165	10,231,981
Operating segment | Non-PRC
Revenues generated in domestic and overseas markets
Total revenue	¥ 946,513	$ 133,314	¥ 916,907	¥ 1,193,855